Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Summarizes of contractual commitments by period
The following table summarizes our contractual commitments by period:

	Total	2015	2016	2017	2018	2019	2020 and beyond
Long-term debt obligations	$125,204	59	50	50	45	125,000	—
Power commitments	15,956	15,956	—	—	—	—	—
Purchase commitments	21,926	21,926	—	—	—	—	—
Operating lease obligations	6,657	3,617	1,965	988	87	—	—
Capital lease obligations	9,816	2,585	2,671	2,367	408	471	1,314